Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax Table [Abstract]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction are Subject to Different Corporate Income Tax Rate	The Company’s operating subsidiaries incorporated in different tax jurisdiction are subject to different corporate income tax rate as follows:
Corporate income tax rate
Hong Kong	16.5%
Singapore	17.0%
Thailand	20.0%
Malaysia	24.0%
Macau	12.0%
United States	21.0%
Australia	0.0%
United Arab Emirates	25.0%
United Kingdom	19.0%
South Korea	25.0%
Japan	23.2%
Canada	15.0%
Vietnam	20.0%
China	25.0%

Schedule of Pre-tax Loss	Pre-tax profit (loss) from continuing operations, by jurisdiction, for the years ended December 31, 2023, 2022 and 2021 is as follows:
	For the years ended December 31,
	2023	2022	2021
Cayman Islands	$(4,100,487)	$(4,302,089)	$(1,733,786)
BVI	(16,537)	(17,811)	(12,769)
Hong Kong	(10,805,695)	(3,245,238)	(628,015)
Singapore	(180,619)	(160,228)	(16,041)
Thailand	(2,852,376)	(5,826,236)	(3,873,611)
Malaysia	(2,761,202)	(478,658)	-
Macau	(193,865)	(161,513)	-
United States	(321,399)	(572,088)	-
Australia	15,199	(15,199)	-
United Arab Emirates (UAE)	(22,157)	(72,036)	-
United Kingdom	1,350	(1,350)	-
South Korea	(11,236)	(20,029)	-
Japan	(189,773)	(77,055)	-
Canada	3,418	(2,997)	-
Vietnam	17,123	(17,123)	-
China	(7,770,944)	(3,501,768)	-
	$(29,189,200)	$(18,471,418)	$(6,264,222)

Schedule of Components of the Income Tax Provision	The components of the income tax provision are:
	For the years ended December 31,
	2023	2022	2021
Current income tax expense	$-	$-	$-
Deferred income tax expense (benefit)	(434,320)	132,208	(732,868)
Total income tax (benefit) expense	$(434,320)	$132,208	$(732,868)

Schedule of Reconciliation Between the Statutory Tax Rate to Income Before Income Taxes and the Actual Provision for Income Taxes	Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:
	For the years ended December 31,
	2023	2022	2021
(Loss) Profit before income tax expense*	$(994,531)	$(3,840,120)	$(4,068,887)
Thailand income tax statutory rate	20%	20%	20%
Income tax at statutory tax rate	(198,906)	(768,024)	(813,777)
Deferred tax assets not recognized	713,468	768,024	-
Permanent differences	(80,242)	132,208	80,910
Income tax expense (benefit)	$434,320	$132,208	$(732,868)
*	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities are comprised of the following:
	As of December 31,
	2023	2022
Provision for employee benefits	$982,013	$965,560
Net operating loss carried forward	893,693	671,894
Valuation allowance	(724,866)	-
Deferred tax assets	1,150,840	1,637,454
Less:
Deferred tax liabilities - finance leases	(65,363)	(125,701)
Deferred tax assets, net	$1,085,477	$1,511,753